Accounts receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 455	€ 549	€ 642
Less than 1 month
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	169	271	269
1 to 3 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	151	97	171
3 to 6 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	67	52	61
6 to 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	12	34	36
Later than 12 months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 56	€ 95	€ 105